Property, plant and equipment - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of information for cash-generating units [line items]
Asset impairment charge	$ 71,133	$ 124,788
Inventory supplies	11,000
Inventories (note 4)	494,665	$ 453,463
New Zealand CGU
Disclosure of information for cash-generating units [line items]
Asset impairment charge	$ 60,000